SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	Jun. 30, 2026 £ / $	Jun. 30, 2026 ¥ / $	Dec. 31, 2025 ¥ / $	Dec. 31, 2025 £ / $	Jun. 30, 2025 ¥ / $	Jun. 30, 2025 £ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period	0.7542	162.61	6.9931	0.7437	7.1636	0.7288
Average rate for the period ended	0.7433	161.2038	7.1875	0.758	7.252	0.7703